DIVIDEND PAYABLE (Tables)	12 Months Ended
Sep. 30, 2013
Dividends [Abstract]
Schedule of Dividends Payable [Table Text Block]
	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Dividend due to shareholders	$842	$817
	$842	$817